Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001993097
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42466
Entity Registrant Name	3 E NETWORK TECHNOLOGY GROUP LIMITED
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, Address Line Two	3003-2
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Entity Address, Postal Zip Code	999077
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30